Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014
Debt Disclosure [Abstract]
2015	$ 3,546
2016	3,456
2017	2,909
2018	2,263
2019	2,012
Thereafter	9,390
Minimum Capital Lease Payments	23,576
Less imputed interest	7,553
Total	$ 16,023